Note 6 - Premises and Equipment	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
(6)	Premises and Equipment

The detail of premises and equipment at  December 31, 2021 and 2020 is as follows:

	In Thousands
	2021	2020
Land	$20,156	17,093
Buildings	46,112	46,584
Leasehold improvements	1,155	573
Furniture and equipment	14,705	13,861
Automobiles	241	175
Construction-in-progress	3,335	317
	85,704	78,603
Less accumulated depreciation	(22,858)	(20,401)
	$62,846	58,202

During 2021, 2020 and 2019, payments of $1,227,000, $571,000 and $2,207,000, respectively, were made to an entity owned by a director for the construction of buildings and repair work on existing buildings.

Depreciation expense was $4,235,000, $4,250,000 and $3,984,000 for the years ended December 31, 2021, 2020 and 2019, respectively.